Summary of Significant Accounting Policies - Long-Term Debt and Debt Issuance Costs (Details) $ in Thousands	Sep. 28, 2021 USD ($)
PPP Loan
Debt Instrument [Line Items]
Debt forgiveness	$ 3,065